GAIN ON DISPOSAL OF SUBSIDIARY	12 Months Ended
Dec. 31, 2014
GAIN ON DISPOSAL OF SUBSIDIARY [Abstract]
GAIN ON DISPOSAL OF SUBSIDIARY

25. GAIN ON DISPOSAL OF SUBSIDIARY

Medium Range Online (Beijing) Technology Co., Ltd (“Zhongcheng”) is a company focusing on careen enhancement, acquired on September 2, 2009 and 100% owned by Ambow Shanghai. Due to the shortage of working capital, the Company disposed 70% interest of Zhongcheng to a third party. In exchange for the 70% interest in Zhongcheng, the third party assumed certain liabilities of Zhongcheng amounting of RMB 9,090. In connection with the disposal, the Company also waived the intercompany receivables and payables with Zhongcheng. The Group did not receive any consideration in the transaction. The deal was not a strategic shift of the business and this transaction will not have major impact on Ambow's business, therefore this transaction was not qualified as discontinued operation. The fair value of 30% interest in Zhongcheng was RMB 693 as of disposal date, while the carrying amount of its net liabilities was RMB 6,710 after the waiver of the net intercompany balances. The Company recognized a gain of RMB 7,403 on the disposal accordingly.